UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07326
                                                    -----------

                          Gabelli Investor Funds, Inc.
                   -----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                   Date of fiscal year end: December 31, 2004
                                            -------------------

                  Date of reporting period: September 30, 2004
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       MARKET
      SHARES                                                           VALUE*
      ------                                                          -------
              COMMON STOCKS -- 26.2%
              AEROSPACE -- 1.2%
      260,000 Titan Corp.+ ....................................... $  3,632,200
                                                                   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.2%
       30,000 Dana Corp. .........................................      530,700
        5,000 Federal-Mogul Corp.+ ...............................          900
                                                                   ------------
                                                                        531,600
                                                                    -----------
              AVIATION: PARTS AND SERVICES -- 0.1%
        2,000 Aviall Inc.+ .......................................       40,800
       20,000 Fairchild Corp., Cl. A+ ............................       79,600
       17,100 Kaman Corp., Cl. A .................................      204,174
                                                                   ------------
                                                                        324,574
                                                                   ------------
              BROADCASTING -- 0.1%
        6,000 Liberty Corp. ......................................      238,440
          500 Salem Communications Corp., Cl. A+ .................       12,660
                                                                   ------------
                                                                        251,100
                                                                   ------------
              BUSINESS SERVICES -- 0.6%
       40,000 InVision Technologies Inc.+ ........................    1,799,600
        2,580 ProcureNet Inc.+ (a) ...............................          387
                                                                   ------------
                                                                      1,799,987
                                                                   ------------
              CABLE AND SATELLITE -- 0.3%
       30,000 Cox Communications Inc., Cl. A+ ....................      993,900
          600 Liberty Media International Inc., Cl. A+ ...........       20,017
                                                                   ------------
                                                                      1,013,917
                                                                   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.5%
       10,000 DigitalNet Holdings Inc.+ ..........................      302,150
       75,000 MarketWatch Inc.+ ..................................      936,750
       10,000 PeopleSoft Inc.+ ...................................      198,500
    1,215,000 StorageNetworks Inc. Escrow+ (a) ...................       36,450
                                                                   ------------
                                                                      1,473,850
                                                                   ------------
              CONSUMER PRODUCTS -- 1.1%
       82,000 Del Laboratories Inc.+ .............................    2,706,000
       60,000 Levcor International Inc.+ .........................      135,000
       38,000 Packaging Dynamics Corp. ...........................      543,400
       61,035 Revlon Inc., Cl. A+ ................................      153,808
                                                                   ------------
                                                                      3,538,208
                                                                   ------------
              CONSUMER SERVICES -- 0.1%
       10,000 Orbitz Inc., Cl. A+ ................................      272,000
                                                                   ------------
              DIVERSIFIED INDUSTRIAL -- 0.2%
        6,000 Ampco-Pittsburgh Corp. .............................       79,560
       45,120 Harbor Global Co. Ltd.+ ............................      451,200
        4,000 Katy Industries Inc.+ ..............................       21,280
                                                                   ------------
                                                                        552,040
                                                                   ------------
              ELECTRONICS -- 0.1%
      100,000 Monolithic System Technology Inc.+ .................      434,000
                                                                   ------------
              ENERGY AND UTILITIES -- 2.2%
        5,000 BayCorp Holdings Ltd.+ .............................       62,925
        6,000 Kerr-McGee Corp. ...................................      343,500
       20,000 NiSource Inc. (SAILS)+ .............................       51,000

                                                                       MARKET
      SHARES                                                           VALUE*
      ------                                                          -------
       35,000 Northeast Utilities ................................ $    678,650
       50,000 NUI Corp. ..........................................      667,000
       25,000 Progress Energy Inc., CVO+ .........................        4,000
        1,500 Southwest Gas Corp. ................................       35,925
      200,000 Unisource Energy Corp. .............................    4,870,000
                                                                   ------------
                                                                      6,713,000
                                                                   ------------
              ENTERTAINMENT -- 0.1%
       25,000 GC Companies Inc.+ .................................       21,500
       10,000 Liberty Media Corp., Cl. A+ ........................       87,200
      100,000 SportsLine.com Inc.+ ...............................      171,000
                                                                   ------------
                                                                        279,700
                                                                   ------------
              ENVIRONMENTAL SERVICES -- 0.2%
       80,000 Trojan Technologies Inc.+ ..........................      668,168
                                                                   ------------
              EQUIPMENT AND SUPPLIES -- 0.1%
       25,000 Baldwin Technology Co. Inc., Cl. A+ ................       70,000
        8,000 Juno Lighting Inc.+ ................................      242,720
                                                                   ------------
                                                                        312,720
                                                                   ------------
              FINANCIAL SERVICES -- 1.9%
       80,000 Abbey National plc .................................      810,683
       19,000 Argonaut Group Inc.+ ...............................      354,730
        2,000 Bank of America Corp. ..............................       86,660
        1,000 Community First Bankshares Inc. ....................       32,060
        1,000 First Data Corp. ...................................       43,500
       85,500 First National Bankshares of Florida Inc. ..........    2,099,025
        1,000 Gold Banc Corp. Inc. ...............................       13,490
        1,000 Leucadia National Corp. ............................       56,650
      100,000 Riggs National Corp. ...............................    2,220,000
        1,034 Sovereign Bancorp Inc. .............................       22,562
                                                                   ------------
                                                                      5,739,360
                                                                   ------------
              FOOD AND BEVERAGE -- 5.3%
       20,000 Denny's Corp.+ .....................................       54,000
      200,400 Dreyer's Grand Ice Cream Holdings Inc., Cl. A ......   16,026,189
          500 Genesee Corp., Cl. A+ ..............................        1,000
       12,200 Genesee Corp., Cl. B+ ..............................       24,400
      142,100 Grupo Continental SA ...............................      211,857
                                                                   ------------
                                                                     16,317,446
                                                                   ------------
              HEALTH CARE -- 0.2%
       22,000 NeighborCare Inc.+ .................................      557,700
          501 Zimmer Holdings Inc.+ ..............................       39,575
                                                                   ------------
                                                                        597,275
                                                                   ------------
              HOTELS AND GAMING -- 2.4%
       70,000 Mandalay Resort Group ..............................    4,805,500
      169,300 Prime Hospitality Corp.+ ...........................    2,060,381
       45,000 Wembley plc ........................................      539,476
                                                                   ------------
                                                                      7,405,357
                                                                   ------------
              METALS AND MINING -- 0.8%
       50,000 Alcan Inc. .........................................    2,390,000
       10,000 Royal Oak Mines Inc.+ ..............................          140
                                                                   ------------
                                                                      2,390,140
                                                                   ------------

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       MARKET
      SHARES                                                           VALUE*
      ------                                                          -------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE -- 3.3%
       26,000 Griffin Land & Nurseries Inc.+ ..................... $    624,000
          316 HomeFed Corp.+ .....................................       13,509
        4,000 LNR Property Corp. .................................      247,640
        1,000 ProLogis ...........................................       35,240
      140,000 Rouse Co. ..........................................    9,363,200
                                                                   ------------
                                                                     10,283,589
                                                                   ------------
              RETAIL -- 1.5%
      169,700 Cole National Corp.+ ...............................    4,702,387
                                                                   ------------
              TELECOMMUNICATIONS -- 0.1%
       10,141 ATX Communications Inc.+ ...........................          710
        1,000 Song Networks Holding AB+ ..........................       12,328
        3,000 Telegroup Inc.+ ....................................            0
       20,000 Telekom Austria AG .................................      280,196
                                                                   ------------
                                                                        293,234
                                                                   ------------
              TRANSPORTATION -- 0.1%
        7,000 Stelmar Shipping Ltd. ..............................      264,670
                                                                   ------------
              WIRELESS COMMUNICATIONS -- 3.5%
          500 American Tower Corp., Cl. A+ .......................        7,675
      670,000 AT&T Wireless Services Inc.+ .......................    9,902,600
       14,000 Metricom Inc.+ .....................................           56
       30,000 Microcell Telecommunications Inc., Cl. B+ ..........      843,902
       50,000 Winstar Communications Inc.+ .......................           55
                                                                   ------------
                                                                     10,754,288
                                                                   ------------
              TOTAL COMMON STOCKS ................................   80,544,810
                                                                   ------------
              PREFERRED STOCKS -- 0.2%
              BROADCASTING -- 0.1%
        1,063 Granite Broadcasting Corp.,
               12.750% Pfd.+ .....................................      435,830
                                                                   ------------
              COMMUNICATIONS EQUIPMENT -- 0.0%
              RSL Communications Ltd.,
        2,000  7.500% Cv. Pfd., Ser. A+ (b) ......................            0
        1,000  7.500% Cv. Pfd.+ (b) ..............................            0
                                                                   ------------
                                                                              0
                                                                   ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
              WHX Corp.,
       24,000  6.500% Cv. Pfd., Ser. A+ ..........................      117,600
       24,000  $3.75 Cv. Pfd., Ser. B+ ...........................      120,000
                                                                   ------------
                                                                        237,600
                                                                   ------------
              HOME FURNISHINGS -- 0.0%
        8,000 O'Sullivan Industries Holdings Inc.,
               12.000% Pfd.+ .....................................        1,800
                                                                   ------------
              TOTAL PREFERRED STOCKS .............................      675,230
                                                                   ------------
     PRINCIPAL
      AMOUNT
      ------
              CORPORATE BONDS -- 0.5%
              BUSINESS SERVICES -- 0.3%
  $ 1,500,000 GP Strategies Corp., Sub. Deb.,
               6.000%, 08/14/08 (a) ..............................    1,033,463
                                                                   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
      100,000 Exodus Communications Inc., Sub. Deb. Cv.,
               5.250%, 02/15/08+ (a)(b) ..........................            0
                                                                   ------------
              ELECTRONICS -- 0.1%
      400,000 Oak Industries Inc., Sub. Deb. Cv.,
               4.875%, 03/01/08 ..................................      413,500
                                                                   ------------

     PRINCIPAL                                                         MARKET
      AMOUNT                                                           VALUE*
      ------                                                          -------
              ENERGY AND UTILITIES- - 0.1%
   $  250,000 Mirant Corp., Deb. Cv.,
               2.500%, 06/15/21+ (b) ............................. $    158,750
                                                                   ------------
              RETAIL -- 0.0%
      200,000 RDM Sports Group Inc., Sub. Deb.,
               8.000%, 08/15/03+ (a)(b) ..........................           42
                                                                   ------------
              TRANSPORTATION -- 0.0%
      850,000 Builders Transport Inc., Sub. Deb. Cv.,
               6.500%, 05/01/11+ (a)(b) ..........................            0
                                                                   ------------
              TOTAL CORPORATE BONDS ..............................    1,605,755
                                                                   ------------
              U.S. GOVERNMENT OBLIGATIONS -- 72.6%
              U.S. TREASURY BILLS -- 56.3%
  173,675,000 U.S. Treasury Bills,
               1.039% to 1.705%++,
               10/07/04 to 12/30/04 ..............................  173,107,945
                                                                   ------------
              U.S. TREASURY NOTES -- 16.3%
   50,000,000 U.S. Treasury Note,
               5.875%, 11/15/04 ..................................   50,290,443
                                                                   ------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS ..................  223,398,388
                                                                   ------------
      SHARES
      ------
              WARRANTS -- 0.1%
              BUSINESS SERVICES -- 0.1%
      187,500 GP Strategies Corp., expires 08/14/08+ (a) .........      477,799
                                                                   ------------
              CONSUMER PRODUCTS -- 0.0%
       10,396 Pillowtex Corp., expires 11/24/09+ .................            1
                                                                   ------------
              TOTAL WARRANTS .....................................      477,800
                                                                   ------------
              TOTAL INVESTMENTS -- 99.6%
               (Cost $306,298,639) ...............................  306,701,983

              OTHER ASSETS AND LIABILITIES (NET) -- 0.4% .........    1,102,256
                                                                   ------------
              NET ASSETS -- 100.0% ............................... $307,804,239
                                                                   ============
----------------
              For Federal tax purposes:
              Aggregate cost ..................................... $306,298,639
                                                                   ============
              Gross unrealized appreciation ...................... $  3,952,788
              Gross unrealized depreciation ......................   (3,549,444)
                                                                   ------------
              Net unrealized appreciation (depreciation) ......... $    403,344
                                                                   ============
----------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2004, the market value of fair valued securities amounted to $1,548,141 or 0.5% of total net assets.
(b)     Security in default.
+       Non-income producing security.
++      Represents annualized yield at date of purchase.
CVO   - Contingent Value Obligation.
SAILS - Stock Appreciation Income Linked Securities.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Investor Funds, Inc.
             -------------------------------

By (Signature and Title)*    /s/ Bruce N. Alpert
                         -------------------------------------------------------
                            Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal
                                    Executive Officer & Principal
                                    Financial Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.